NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	50,311,001	52,031,267
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	18,626,273	19,464,214	18,915,358	20,452,155
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	29,533,282	29,533,282
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,626,273	19,464,214
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,151,446	3,033,771